Statements of Changes in Stockholders' Deficit (Parenthetical) - Common Class B [Member] - Genesis Unicorn Capital Corp [Member]	Nov. 19, 2021 shares
Common stock cancelled	718,750
Common stock, shares issued	2,156,250
Forfeiture of shares	281,250